Loans to Third Parties - Schedule of Loans to Third Parties (Details) - Third Parties [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Direct loans to third parties	$ 12,200,000	$ 12,200,000
Entrusted loans to third parties	36,782,173	34,402,684
Impairment on uncollectable loans	(48,982,173)	(41,802,684)
Total loans to third parties		$ 4,800,000